Business Combination	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [Abstract]
Disclosure of business combinations
51.	Business Combination

(1)	Details of the business combination that occurred for the year ended December 31, 2019 are as follows:

Company	Key operation activities	Date of merger	Transfer price
	In millions of won
Eumseong Natural Gas Power Co., Ltd.	Power generation	2019.12.23	225,758

Eumseong Natural Gas Power Co., Ltd. was established in August 2019 by spin-off from Dangjin Eco Power Co., Ltd., and obtained the license for LNG combined power generation under the 8th Basic Plan for Long-Term Electricity Supply and Demand. Korea East-West Power Co., Ltd., a subsidiary of the Company, acquired 100% of its interest in Eumseong Natural Gas Power Co., Ltd. for stable power supply and profit generation through diversification of power sources, and merged with Eumseong Natural Gas Power Co., Ltd. on December 23, 2019.

(2)	Details of the transfer price at fair value given by the acquirer of the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Cash and cash equivalents(*)	￦	166,700
Fair value of the shares owned before the acquisition		59,058

	￦	225,758

(*)	The outstanding payment of ￦10,000 million as of December 31, 2019, has been received during the current year.

(3)	The fair values of assets and liabilities acquired through the business combination at the acquisition date for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of the identifiable assets	￦
Current assets
Cash and cash equivalents		2,389
Trade and other receivables		55
Non-current assets
Property, plant and equipment		54
Intangible assets		172,434
Other assets		60
Fair value of the identifiable liabilities
Current liabilities
Borrowings		(2,900)
Non-current liabilities
Deferred tax liabilities		(41,729)

	￦	130,363

(4)	Details of goodwill resulting from the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of transfer price	￦	225,758
Less : Fair value of the identifiable net assets		(130,363)

	￦	95,395

Goodwill arose from the business combination due to the transfer price including the premium to obtain control paid in order to acquire Eumseong Natural Gas Power Co., Ltd. It also includes expectation of synergy effect and future growth in profits derived from business combination with LNG combined power generation project. These business rights can be separated from goodwill which satisfies the recognition requirements and thus the business rights have been recognized as a separate intangible asset.

On the contrary, the expected benefits such as direct fuel acquisition and reduce costs for O&M did not satisfy the recognition requirements for identifiable intangible assets and thus were not recognized separately from the goodwill.

(5)	Net cash outflows from the business combination for the years ended December 31, 2019 and 2020 are as follows:

Type		2019	2020
		In millions of won
Cash paid for the acquisition	￦	156,700	10,000
Less: Cash and cash equivalents received		(2,389)	—

	￦	154,311	10,000

(6)	Fees for legal service, due diligence and others relating to the business combination amounted to ￦24 million.

The fees were excluded from the transfer price and recognized as selling and administrative expenses in the statement of comprehensive income (loss) for the year ended December 31, 2019.

(7)

There is no sale or net profit included in the statement of comprehensive income (loss) for the year ended December 31, 2019, in relation to additional business launched by Eumseong Natural Gas Power Co., Ltd.